Fair value measurement (Tables)	9 Months Ended
Jul. 31, 2026
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2026	Financial assets
Jul. 31	Cash and deposits with banks	$57,488	$–	$–	$–	$57,488	$57,488	$–
	Securities	60,969	140,682	–	102,019	303,670	303,424	(246)
	Cash collateral on securities borrowed	23,673	–	–	–	23,673	23,673	–
	Securities purchased under resale agreements	75,046	14,479	–	–	89,525	89,525	–
	Loans
	Residential mortgages	289,838	100	–	–	289,938	289,395	(543)
	Personal	47,335	–	–	–	47,335	47,343	8
	Credit card	21,463	–	–	–	21,463	21,463	–
	Business and government	252,086	534	59	–	252,679	252,686	7
	Derivative instruments	–	36,383	–	–	36,383	36,383	–
	Other assets	24,230	438	–	–	24,668	24,668	–
	Financial liabilities
	Deposits
	Personal	$238,295	$–	$23,592	$–	$261,887	$261,982	$95
	Business and government	476,051	–	24,695	–	500,746	501,533	787
	Bank	32,323	–	–	–	32,323	32,323	–
	Secured borrowings	55,937	–	1,282	–	57,219	57,496	277
	Derivative instruments	–	41,145	–	–	41,145	41,145	–
	Obligations related to securities sold short	–	23,633	–	–	23,633	23,633	–
	Cash collateral on securities lent	11,007	–	–	–	11,007	11,007	–
	Obligations related to securities sold under repurchase agreements	128,263	–	10,444	–	138,707	138,707	–
	Other liabilities	22,904	225	15	–	23,144	23,144	–
	Subordinated indebtedness	6,762	–	–	–	6,762	6,962	200
2025	Financial assets
Oct. 31	Cash and deposits with banks	$44,003	$–	$–	$–	$44,003	$44,003	$–
	Securities	65,471	128,859	–	88,905	283,235	283,173	(62)
	Cash collateral on securities borrowed	21,697	–	–	–	21,697	21,697	–
	Securities purchased under resale agreements	69,044	17,651	–	–	86,695	86,695	–
	Loans
	Residential mortgages	286,456	3	–	–	286,459	287,328	869
	Personal	46,710	–	–	–	46,710	46,774	64
	Credit card	20,639	–	–	–	20,639	20,651	12
	Business and government	235,136	485	75	–	235,696	235,802	106
	Derivative instruments	–	38,352	–	–	38,352	38,352	–
	Other assets	25,069	674	–	–	25,743	25,743	–
	Financial liabilities
	Deposits
	Personal	$238,211	$–	$19,928	$–	$258,139	$258,629	$490
	Business and government	434,003	–	23,281	–	457,284	458,321	1,037
	Bank	26,723	–	–	–	26,723	26,723	–
	Secured borrowings	65,151	–	827	–	65,978	66,210	232
	Derivative instruments	–	41,411	–	–	41,411	41,411	–
	Obligations related to securities sold short	–	24,244	–	–	24,244	24,244	–
	Cash collateral on securities lent	6,031	–	–	–	6,031	6,031	–
	Obligations related to securities sold under repurchase agreements	121,907	–	8,135	–	130,042	130,042	–
	Other liabilities	22,357	220	8	–	22,585	22,585	–
	Subordinated indebtedness	7,819	–	–	–	7,819	8,091	272

Changes in Fair Value of Financial Assets and Liabilities in Level 3
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized	Unrealized (2)	Net unrealized gains (losses) included in OCI	(3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jul. 31, 2026
Debt securities measured at FVTPL
Corporate and other debt	$100	$–	$(53)	$3		$–	$–	$89	$–	$139
Mortgage- and asset-backed	426	–	–	–		–	–	17	(38)	405
Loans measured at FVTPL
Business and government	62	–	–	2		–	–	–	(5)	59
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	1,260	1	16	28		–	–	121	(11)	1,415
Derivative instruments
Interest rate	18	–	1	–		–	(3)	–	–	16
Foreign exchange	–	–	–	–		–	–	–	–	–
Credit	33	–	1	–		–	–	–	–	34
Equity	3	–	–	–		–	–	–	–	3
Total assets	$1,902	$1	$(35)	$33		$–	$(3)	$227	$(54)	$2,071
Deposits and other liabilities (4)	$(631)	$10	$(42)	$–		$(1)	$2	$(40)	$53	$(649)
Derivative instruments
Interest rate	(1,115)	–	(327)	–		–	7	(15)	–	(1,450)
Foreign exchange	–	–	–	–		–	–	–	–	–
Credit	(38)	–	(2)	–		–	–	–	–	(40)
Equity	(1)	–	–	–		–	–	–	–	(1)
Total liabilities	$(1,785)	$10	$(371)	$–		$(1)	$9	$(55)	$53	$(2,140)
Apr. 30, 2026
Debt securities measured at FVTPL
Corporate and other debt	$100	$–	$–	$–		$–	$–	$–	$–	$100
Mortgage- and asset-backed	319	–	–	–		–	–	139	(32)	426
Loans measured at FVTPL
Business and government	67	–	–	–		–	–	–	(5)	62
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	1,090	(4)	20	5		–	–	221	(72)	1,260
Derivative instruments
Interest rate	16	–	2	–		–	–	–	–	18
Foreign exchange	–	–	–	–		–	–	–	–	–
Credit	33	–	–	–		–	–	–	–	33
Equity	24	–	–	–		–	(21)	–	–	3
Total assets	$1,649	$(4)	$22	$5		$–	$(21)	$360	$(109)	$1,902
Deposits and other liabilities (4)	$(533)	$3	$(35)	$–		$–	$–	$(123)	$57	$(631)
Derivative instruments
Interest rate	(1,167)	–	(29)	–		–	70	–	11	(1,115)
Foreign exchange	(12)	–	–	–		–	12	–	–	–
Credit	(38)	–	–	–		–	–	–	–	(38)
Equity	(5)	–	–	–		–	4	–	–	(1)
Total liabilities	$(1,755)	$3	$(64)	$–		$–	$86	$(123)	$68	$(1,785)
Jul. 31, 2025
Debt securities measured at FVTPL
Corporate and other debt	$77	$–	$(62)	$–		$–	$–	$86	$–	$101
Mortgage- and asset-backed	454	–	–	–		–	–	84	(33)	505
Loans measured at FVTPL
Business and government	261	–	2	–		–	–	–	(7)	256
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	978	3	31	8		–	–	32	(31)	1,021
Derivative instruments
Interest rate	63	–	(8)	–		–	(8)	–	–	47
Foreign exchange	–	–	–	–		–	–	–	–	–
Credit	46	–	(12)	–		–	–	–	–	34
Equity	19	–	(4)	–		11	(7)	–	–	19
Total assets	$1,898	$3	$(53)	$8		$11	$(15)	$202	$(71)	$1,983
Deposits and other liabilities (4)	$(330)	$(6)	$(42)	$–		$–	$1	$(27)	$27	$(377)
Derivative instruments
Interest rate	(1,016)	–	(131)	–		–	22	–	(10)	(1,135)
Foreign exchange	(36)	–	1	–		–	35	–	–	–
Credit	(51)	–	12	–		–	–	–	–	(39)
Equity	(17)	–	2	–		–	14	(6)	–	(7)
Total liabilities	$(1,450)	$(6)	$(158)	$–		$–	$72	$(33)	$17	$(1,558)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(3)	Foreign exchange translation on debt securities and loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $268 million (April 30, 2026: $276 million; July 31, 2025: $203 million), net bifurcated embedded derivative liabilities of $366 million (April 30, 2026: $323 million; July 31, 2025: $153 million) and other liabilities designated at FVTPL of $15 million (April 30, 2026: $32 million; July 31, 2025: $21 million).

		Net gains (losses) included in income (1)
$ millions, for the nine months ended	Opening balance	Realized	Unrealized (2)	Net unrealized gains (losses) included in OCI (3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jul. 31, 2026
Debt securities measured at FVTPL
Corporate and other debt	$103	$–	$(53)	$–	$–	$–	$89	$–	$139
Mortgage- and asset-backed	392	–	–	–	–	–	168	(155)	405
Loans measured at FVTPL
Business and government	75	–	1	–	–	–	–	(17)	59
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	1,063	1	37	31	–	–	402	(119)	1,415
Derivative instruments
Interest rate	79	–	(10)	–	–	(53)	–	–	16
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	36	–	(2)	–	–	–	–	–	34
Equity	51	–	2	–	8	(58)	–	–	3
Total assets	$1,799	$1	$(25)	$31	$8	$(111)	$659	$(291)	$2,071
Deposits and other liabilities (4)	$(476)	$3	$(110)	$–	$(1)	$2	$(235)	$168	$(649)
Derivative instruments
Interest rate	(1,055)	–	(503)	–	–	92	(15)	31	(1,450)
Foreign exchange	(18)	–	(12)	–	–	30	–	–	–
Credit	(41)	–	1	–	–	–	–	–	(40)
Equity	(29)	–	1	–	–	32	(5)	–	(1)
Total liabilities	$(1,619)	$3	$(623)	$–	$(1)	$156	$(255)	$199	$(2,140)
Jul. 31, 2025
Debt securities measured at FVTPL
Corporate and other debt	$–	$–	$(78)	$(4)	$–	$–	$183	$–	$101
Mortgage- and asset-backed	70	–	(1)	–	386	–	106	(56)	505
Loans measured at FVTPL
Business and government	105	–	–	(1)	–	–	178	(26)	256
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	640	1	57	11	–	–	366	(54)	1,021
Derivative instruments
Interest rate	51	–	9	–	–	(13)	–	–	47
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	44	–	(10)	–	–	–	–	–	34
Equity	6	–	2	–	18	(7)	–	–	19
Total assets	$916	$1	$(21)	$6	$404	$(20)	$833	$(136)	$1,983
Deposits and other liabilities (4)	$(416)	$(5)	$(55)	$–	$(3)	$5	$(57)	$154	$(377)
Derivative instruments
Interest rate	(1,028)	–	(286)	–	–	151	–	28	(1,135)
Foreign exchange	(4)	–	(31)	–	–	35	–	–	–
Credit	(50)	–	11	–	–	–	–	–	(39)
Equity	(1)	–	2	–	(5)	14	(17)	–	(7)
Total liabilities	$(1,499)	$(5)	$(359)	$–	$(8)	$205	$(74)	$182	$(1,558)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(3)	Foreign exchange translation on debt securities and loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $268 million (July 31, 2025: $203 million), net bifurcated embedded derivative liabilities of $366 million (July 31, 2025: $153 million) and other liabilities designated at FVTPL of $15 million (July 31, 2025: $21 million).

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2026 Jul. 31	2025 Oct. 31	2026 Jul. 31	2025 Oct. 31	2026 Jul. 31	2025 Oct. 31	2026 Jul. 31	2025 Oct. 31
Financial assets
Debt securities measured at FVTPL
Government issued or guaranteed	$4,491	$6,222	$35,179	$34,635	$–	$–	$39,670	$40,857
Corporate and other debt	–	–	4,986	4,537	139	103	5,125	4,640
Mortgage- and asset-backed	–	–	6,700	7,193	405	392	7,105	7,585
	4,491	6,222	46,865	46,365	544	495	51,900	53,082
Loans measured at FVTPL
Business and government	–	–	534	485	59 (1)	75 (1)	593	560
Residential mortgages	–	–	100	3	–	–	100	3
	–	–	634	488	59	75	693	563
Debt securities measured at FVOCI
Government issued or guaranteed	7,016	9,206	76,797	63,917	–	–	83,813	73,123
Corporate and other debt	–	–	12,132	10,106	–	–	12,132	10,106
Mortgage- and asset-backed	–	–	4,735	4,656	–	–	4,735	4,656
	7,016	9,206	93,664	78,679	–	–	100,680	87,885
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	87,565	74,686	1,141	1,048	1,415	1,063	90,121	76,797
Securities purchased under resale agreements measured at FVTPL	–	–	14,479	17,651	–	–	14,479	17,651
Other assets	–	–	438	674	–	–	438	674
Derivative instruments
Interest rate	2	2	5,624	6,027	16	79	5,642	6,108
Foreign exchange	–	–	14,232	16,845	–	–	14,232	16,845
Credit	–	–	1	41	34	36	35	77
Equity	5,073	5,761	7,283	5,729	3	51	12,359	11,541
Precious metal and other commodity	62	55	4,053	3,726	–	–	4,115	3,781
	5,137	5,818	31,193	32,368	53	166	36,383	38,352
Total financial assets	$104,209	$95,932	$188,414	$177,273	$2,071	$1,799	$294,694	$275,004
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(49,160)	$(43,788)	$(649)	$(476)	$(49,809)	$(44,264)
Obligations related to securities sold short	(7,180)	(6,150)	(16,453)	(18,094)	–	–	(23,633)	(24,244)
Obligations related to securities sold under repurchase agreements	–	–	(10,444)	(8,135)	–	–	(10,444)	(8,135)
Derivative instruments
Interest rate	(1)	(3)	(7,607)	(6,215)	(1,450)	(1,055)	(9,058)	(7,273)
Foreign exchange	–	–	(11,931)	(14,977)	–	(18)	(11,931)	(14,995)
Credit	–	–	(3)	(45)	(40)	(41)	(43)	(86)
Equity	(6,088)	(5,212)	(9,247)	(9,213)	(1)	(29)	(15,336)	(14,454)
Precious metal and other commodity	(128)	(48)	(4,649)	(4,555)	–	–	(4,777)	(4,603)
	(6,217)	(5,263)	(33,437)	(35,005)	(1,491)	(1,143)	(41,145)	(41,411)
Total financial liabilities	$(13,397)	$(11,413)	$(109,494)	$(105,022)	$(2,140)	$(1,619)	$(125,031)	$(118,054)
(1)	Includes loans designated at FVTPL.
(2)
Comprises deposits designated at FVTPL of $49,086 million (October 31, 2025: $43,723 million), net bifurcated embedded derivative liabilities of $483 million (October 31, 2025: $313 million), other liabilities designated at FVTPL of $15 million (October 31, 2025: $8 million), and other financial liabilities measured at fair value of $225 million (October 31, 2025: $220 million).